Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Shareholders' Equity [Abstract]
Basic net earnings	$ 90,288		$ 183,498		$ 214,947
Weighted average number of shares, basic net earnings	42,764	[1]	42,645	[1]	42,305	[1]
Basic net earnings per share	$ 2.11		$ 4.30		$ 5.08
Employee stock options, Per Share amount	367	[1]	572	[1]	678	[1]
Weighted average number of shares, diluted net earnings	43,131	[1]	43,217	[1]	42,983	[1]
Diluted net earnings per share	$ 2.09		$ 4.25		$ 5.00

[1]	In thousands